RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS, Fair Value of Plan Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010
United States Pension Plans [Member]
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Balance, beginning of year	$ 29	$ 32
Realized gains	8	6
Unrealized gains/(losses)	(3)	0
Purchases, sales, issuances, and settlements	0	0
Transfers in (out)	(8)	(9)
Balance, end of year	26	29
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	578
Projected benefit obligation and fair value of plan assets [Abstract]
Projected benefit obligation in excess of plan assets - aggregate benefit obligation	637	575
Fair value of plan assets in excess of projected benefit obligation - aggregate benefit obligation	0	0
Total projected benefit obligation - aggregate benefit obligation	637	575
Accumulated benefit obligation in excess of fair value of plan assets - aggregate benefit obligation	624	568
Fair value of plan assets in excess of accumulated benefit obligation - aggregate benefit obligation	0	0
Total accumulated benefit obligation - aggregate benefit obligation	624	568
Projected benefit obligation in excess of fair value of plan assets - aggregate fair value of plan assets	578	538
Fair value of plan assets in excess of benefit obligation - aggregate fair value of plan assets	0	0
Total projected benefit obligation - aggregate fair value of plan assets	578	538
Accumulated benefit obligation in excess of accumulated benefit obligation - aggregate fair value of plan assets	578	538
Fair value of plan assets in excess of accumulated benefit obligation - aggregate fair value of plan assets	0	0
Total accumulated benefit obligation - aggregate fair value of plan assets	578	538
United States Pension Plans [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	28
United States Pension Plans [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	405
United States Pension Plans [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	119
United States Pension Plans [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	26
United States Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	146
United States Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	141
United States Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	5
United States Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	406
United States Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	28
United States Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	264
United States Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	114
United States Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	26
United States Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	26
Foreign Pension Plans [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	1,684
Projected benefit obligation and fair value of plan assets [Abstract]
Projected benefit obligation in excess of plan assets - aggregate benefit obligation	1,760	1,669
Fair value of plan assets in excess of projected benefit obligation - aggregate benefit obligation	70	73
Total projected benefit obligation - aggregate benefit obligation	1,830	1,742
Accumulated benefit obligation in excess of fair value of plan assets - aggregate benefit obligation	1,699	1,602
Fair value of plan assets in excess of accumulated benefit obligation - aggregate benefit obligation	67	70
Total accumulated benefit obligation - aggregate benefit obligation	1,766	1,672
Projected benefit obligation in excess of fair value of plan assets - aggregate fair value of plan assets	1,598	1,513
Fair value of plan assets in excess of benefit obligation - aggregate fair value of plan assets	86	85
Total projected benefit obligation - aggregate fair value of plan assets	1,684	1,598
Accumulated benefit obligation in excess of accumulated benefit obligation - aggregate fair value of plan assets	1,598	1,513
Fair value of plan assets in excess of accumulated benefit obligation - aggregate fair value of plan assets	86	85
Total accumulated benefit obligation - aggregate fair value of plan assets	1,684	1,598
Foreign Pension Plans [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	15
Foreign Pension Plans [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	774
Foreign Pension Plans [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	858
Foreign Pension Plans [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	37
Foreign Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	290
Foreign Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	6
Foreign Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	220
Foreign Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	64
Foreign Pension Plans [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
Foreign Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	1,394
Foreign Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	9
Foreign Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	554
Foreign Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	794
Foreign Pension Plans [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	37
Foreign Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
Foreign Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
Foreign Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
Foreign Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
Foreign Pension Plans [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Postretirement Benefit Plan [Member]
Defined Benefit plan, change in fair value of plan assets, significant unobservable inputs (Level 3) (Roll Forward]
Balance, beginning of year	16	19
Realized gains	5	3
Unrealized gains/(losses)	(2)	0
Purchases, sales, issuances, and settlements	0	0
Transfers in (out)	(4)	(6)
Balance, end of year	15	16
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	258
United States Postretirement Benefit Plan [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	14
United States Postretirement Benefit Plan [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	175
United States Postretirement Benefit Plan [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	54
United States Postretirement Benefit Plan [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	15
United States Postretirement Benefit Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	65
United States Postretirement Benefit Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	2
United States Postretirement Benefit Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	61
United States Postretirement Benefit Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	2
United States Postretirement Benefit Plan [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Postretirement Benefit Plan [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	178
United States Postretirement Benefit Plan [Member] | Significant Other Observable Inputs (Level 2) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	12
United States Postretirement Benefit Plan [Member] | Significant Other Observable Inputs (Level 2) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	114
United States Postretirement Benefit Plan [Member] | Significant Other Observable Inputs (Level 2) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	52
United States Postretirement Benefit Plan [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Postretirement Benefit Plan [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	15
United States Postretirement Benefit Plan [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cash and Cash Equivalents [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Postretirement Benefit Plan [Member] | Significant Unobservable Inputs (Level 3) [Member] | Equity Securities [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Postretirement Benefit Plan [Member] | Significant Unobservable Inputs (Level 3) [Member] | Fixed Income Funds [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	0
United States Postretirement Benefit Plan [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Plan Assets [Member]
Fair value of plan assets [Abstract]
Defined Benefit Plan, Assets for Plan Benefits	$ 15